CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended																								0 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 1999 January 22, 1999 Reverse Merger	Jun. 30, 1999 May 21, 1999	Jun. 30, 1999 May 21, 1999 Placement fees	Jun. 30, 2000 January 26, 2000	Jun. 30, 2000 January 31, 2000	Jun. 30, 2000 February 4, 2000	Jun. 30, 2000 March 15, 2000	Jun. 30, 2000 June 22, 2000	Jun. 30, 2008 September 21, 2007	Jun. 30, 2008 October 16, 2007	Jun. 30, 2008 December 20, 2007	Jun. 30, 2010 June 30, 2008	Jun. 30, 2010 July 09, 2009	Jun. 30, 2010 April 1, 2010	Jun. 30, 2010 June 2, 2010	Jun. 30, 2013 July 31, 2012	Jun. 30, 2013 July 31, 2012 Placement fees	Jun. 30, 2013 January 08,2013	Jun. 30, 2013 January 08,2013 Placement fees	May 08, 2013 May 8, 2013	Jun. 30, 2012 Minimum	Jun. 30, 2011 Minimum	Jun. 30, 2005 Minimum	Jun. 30, 2004 Minimum	Jun. 30, 2002 Minimum	Jun. 30, 2012 Maximum	Jun. 30, 2011 Maximum	Jun. 30, 2005 Maximum	Jun. 30, 2004 Maximum	Jun. 30, 2002 Maximum
Issuance of common stock and warrants price per share			$ 1.135		$ 2.11																		$ 0.10
Issuance of common stock, price per share						$ 0.01	$ 2.63437	$ 0.01	$ 2.867647	$ 2.87875	$ 2.924582	$ 2.527875	$ 1.50								$ 0.26		$ 0.03		$ 0.03	$ 0.26	$ 0.30				$ 0.31	$ 0.36
Issuance of common stock, date			Oct. 10, 2006		May 09, 2005	Jan. 22, 1999	May 21, 1999	May 21, 1999	Jan. 26, 2000	Jan. 31, 2000	Feb. 04, 2000	Mar. 15, 2000	Jun. 22, 2000	Sep. 21, 2007	Oct. 16, 2007	Dec. 20, 2007	Jul. 09, 2009	Sep. 30, 2009	Apr. 01, 2010	Jun. 02, 2010	Jul. 31, 2012	Jul. 31, 2012		Jan. 08, 2013					Jan. 15, 2004	Nov. 30, 2001				Feb. 12, 2004	Apr. 17, 2002
Warrants exercised, exercise price	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Options and warrants exercised, exercise price																												$ 1.50	$ 1.00				$ 3.25	$ 3.25